UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2017 (Unaudited)

Deutsche Strategic Government Securities Fund

		Principal Amount ($) (a)	Value ($)
Mortgage-Backed Securities Pass-Throughs 99.4%
Federal Home Loan Mortgage Corp.:
3.5%, 6/1/2046		10,514,150	10,760,948
7.0%, 10/1/2038		166,013	179,522
Federal National Mortgage Association, 4.0%, 9/1/2040		787,433	830,707
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 5/20/2046 (b)		246,893,030	249,120,452
3.5%, with various maturities from 11/20/2041 until 1/20/2047 (b)		236,640,674	245,814,845
4.0%, with various maturities from 8/20/2030 until 1/20/2047 (b)		107,480,783	114,149,678
4.49%, 6/15/2041		1,035,888	1,119,355
4.5%, with various maturities from 6/20/2033 until 4/15/2046		53,359,478	57,947,360
4.55%, 1/15/2041		1,670,589	1,806,136
5.0%, with various maturities from 3/20/2029 until 7/20/2041		61,369,879	67,843,295
5.5%, with various maturities from 12/15/2024 until 5/20/2041		71,582,114	80,407,562
6.0%, with various maturities from 11/15/2028 until 2/20/2039		61,056,923	70,631,998
6.5%, with various maturities from 6/20/2032 until 3/20/2039		10,017,795	11,394,397
7.0%, with various maturities from 9/15/2035 until 2/15/2039		2,034,461	2,258,502
7.5%, with various maturities from 1/20/2027 until 6/20/2031		6,058	7,224
Total Mortgage-Backed Securities Pass-Throughs (Cost $905,184,653)			914,271,981
Commercial Mortgage-Backed Security 0.8%
FHLMC Multifamily Structured Pass-Through Certificates, "A2", Series K050, 3.334%, 8/25/2025 (Cost $6,911,294)		6,710,000	6,966,747
Collateralized Mortgage Obligations 15.8%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037		410,102	37,356
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032		251,726	222,699
"PT", Series 3586, 1.757% **, 2/15/2038		2,020,228	1,854,728
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025		439,256	15,526
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		5,772,386	335,553
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025		996,505	62,330
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025		1,196,257	65,945
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025		1,266,727	85,978
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026		682,966	54,433
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027		1,028,710	86,644
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		4,593,029	424,892
"CZ", Series 4113, 3.0%, 9/15/2042		2,142,823	1,945,830
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		4,607,517	696,804
"C25", Series 304, Interest Only, 4.0%, 10/15/2041		10,776,804	2,261,329
"C1", Series 329, Interest only, 4.0%, 12/15/2041		16,397,182	3,130,924
"UZ", Series 4339, 4.0%, 2/15/2054		4,288,678	4,515,141
"UA", Series 4298, 4.0%, 2/15/2054		1,979,944	1,994,224
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		5,127,487	477,177
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		16,691,674	3,581,632
"C28", Series 303, Interest only, 4.5%, 1/15/2043		21,429,155	4,604,426
"57", Series 256, Interest Only, 5.0%, 3/15/2023		310,865	18,475
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033		167,744	34,483
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040		936,620	92,671
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043		7,384,714	1,771,717
"JS", Series 3572, Interest Only, 6.033% *, 9/15/2039		1,032,011	142,803
"A", Series 172, Interest Only, 6.5%, 1/1/2024		81,451	12,499
"C22", Series 324, Interest Only, 6.5%, 4/15/2039		9,219,919	2,286,382
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026		1,098,791	66,927
"IB", Series 2013-35, Interest Only, 3.0%, 4/25/2033		8,706,004	1,391,394
"Z", Series 2013-44, 3.0%, 5/25/2043		2,055,331	1,937,624
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024		904,888	17,835
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025		1,247,643	19,390
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043		5,859,713	1,147,509
"LZ", Series 2013-6, 3.5%, 2/25/2043		842,979	804,976
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		515,216	13,441
"4", Series 406, Interest Only, 4.0%, 9/25/2040		3,686,213	740,706
"C2", Series 410, Interest Only, 4.0%, 4/25/2042		3,975,730	741,035
"25", Series 351, Interest Only, 4.5%, 5/25/2019		310,455	10,612
"20", Series 334, Interest Only, 5.0%, 3/25/2018		119,701	1,971
"21", Series 334, Interest Only, 5.0%, 3/25/2018		153,586	2,561
''23", Series 339, Interest Only, 5.0%, 6/25/2018		118,429	2,128
"27", Series 351, Interest Only, 5.0%, 4/25/2019		279,594	10,106
"26", Series 381, Interest Only, 5.0%, 12/25/2020		95,869	5,491
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046		19,332,724	3,958,818
"KT", Series 2007-32, 5.5%, 4/25/2037		561,330	624,072
"UI", Series 2010-126, Interest only, 5.5%, 10/25/2040		8,434,483	1,795,540
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044		10,153,425	2,537,316
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046		8,637,761	1,960,261
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040		1,564,573	101,050
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040		1,000,000	287,835
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035		570,538	431,065
"PB", Series 2012-90, 2.5%, 7/20/2042		3,000,000	2,634,804
"HX", Series 2012-91, 3.0%, 9/20/2040		4,010,119	4,083,451
"BZ", Series 2013-79, 3.0%, 5/20/2043		4,464,499	4,169,206
"LZ", Series 2013-180, 3.0%, 11/16/2043		9,664,594	9,114,673
"WZ", Series 2014-99, 3.0%, 7/16/2044		4,155,925	3,880,187
"MT", Series 2015-92, 3.0%, 1/20/2045		5,000,000	4,772,875
"PY", Series 2015-123, 3.0%, 9/20/2045		4,688,000	4,382,489
"GU", Series 2016-5, 3.0%, 1/20/2046		5,017,000	4,894,310
"AC", Series 2016-19, 3.0%, 2/20/2046		3,114,000	3,006,271
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		5,433,835	548,921
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039		7,527,132	655,992
"JI", Series 2013-10, Interest only, 3.5%, 1/20/2043		9,678,876	1,754,469
"ID", Series 2013-70, Interest only, 3.5%, 5/20/2043		4,300,718	779,008
"EP", Series 2013-147, 3.625%, 12/20/2039		5,669,000	5,771,194
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040		18,044,568	1,817,922
"Z", Series 2014-4, 4.0%, 1/20/2044		6,199,995	6,539,788
"LZ", Series 2014-44, 4.0%, 3/16/2044		3,701,996	3,918,174
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		4,756,822	663,042
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018		512,643	15,327
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037		237,669	5,828
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037		416	0
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039		851,726	61,717
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		3,658,945	624,004
"ZV", Series 2011-73, 4.5%, 5/20/2041		10,318,770	11,075,109
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		4,097,829	687,857
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		2,711,496	502,201
"ZB", Series 2004-31, 5.0%, 4/20/2034		4,543,273	4,926,064
"ZA", Series 2006-47, 5.0%, 8/16/2036		8,959,002	9,831,325
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038		472,436	20,705
"BS", Series 2011-93, Interest Only, 5.333% *, 7/16/2041		10,776,308	1,766,840
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023		300,837	14,351
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023		214,568	8,662
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033		503,563	35,649
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034		320,655	14,687
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039		194,577	13,755
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042		4,441,504	997,028
"SA", Series 2012-84, Interest Only, 5.523% *, 12/20/2038		5,164,130	552,060
"AI", Series 2007-38, Interest Only, 5.693% *, 6/16/2037		723,588	104,217
"QA", Series 2007-57, Interest Only, 5.723% *, 10/20/2037		981,264	173,064
"SL", Series 2009-100, Interest Only, 5.733% *, 5/16/2039		969,429	78,087
"BZ", Series 2004-46, 6.0%, 6/20/2034		725,914	837,722
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035		301,242	60,927
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		508,053	127,200
"SB", Series 2014-81, 13.316% **, 6/20/2044		318,058	412,334
Total Collateralized Mortgage Obligations (Cost $140,442,146)			145,755,760
Government & Agency Obligations 4.9%
Other Government Related (c) 1.3%
Province of New Brunswick Canada, 3.8%, 8/14/2045	CAD	15,200,000	12,075,196
U.S. Treasury Obligations 3.6%
U.S. Treasury Bills:
0.4% ***, 2/9/2017 (d)		1,770,000	1,769,814
0.56% ***, 6/1/2017 (d)		733,000	731,741
U.S. Treasury Bond, 2.875%, 11/15/2046		6,050,000	5,841,088
U.S. Treasury Note, 0.75%, 10/31/2017 (e) (f)		25,000,000	24,996,100
			33,338,743
Total Government & Agency Obligations (Cost $45,417,018)			45,413,939
Corporate Bond 1.1%
Financials
Bank of Montreal, 144A, 2.5%, 1/11/2022 (Cost $9,971,100)		10,000,000	9,998,710
		Shares	Value ($)
Cash Equivalents 9.9%
Deutsche Central Cash Management Government Fund, 0.54% (g) (Cost $90,698,059)		90,698,059	90,698,059
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,198,624,270) †		131.9	1,213,105,196
Other Assets and Liabilities, Net		(31.9)	(293,202,248)
Net Assets		100.0	919,902,948

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	These securities are shown at their current rate as of January 31, 2017.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,198,705,609. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $14,399,587. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,381,955 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,982,368.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At January 31, 2017, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/22/2017	7	871,281	313
3 Month Euro Euribor Interest Rate	EUR	12/18/2017	15	4,058,244	(428)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	12/18/2017	16	4,074,175	(428)
3 Month Euroyen	JPY	12/18/2017	18	3,982,486	(851)
5 Year U.S. Treasury Note	USD	3/31/2017	465	54,808,242	97,152
90 Day Eurodollar	USD	12/18/2017	16	3,940,000	(4,445)
90 Day Sterling Interest Rate	GBP	12/20/2017	26	4,066,011	(873)
ASX 90 Day Bank Accepted Bills	AUD	12/7/2017	22	16,608,633	1,586
Ultra 10 Year U.S. Treasury Note	USD	3/22/2017	491	65,870,719	366,193
Total net unrealized appreciation					458,219

At January 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	3/31/2017	374	81,082,032	16,798
Federal Republic of Germany Euro-Bund	EUR	3/8/2017	216	37,804,168	64,982
Ultra Long U.S. Treasury Bond	USD	3/22/2017	136	21,853,500	(212,705)
Total net unrealized depreciation					(130,925)

At January 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount	Currency	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
11/12/2015 11/12/2045	26,100,000	USD	Fixed — 2.761%	Floating — 3-Month LIBOR	(552,976)	(563,005)
12/14/2016 12/14/2046	12,170,000	CAD	Fixed — 2.386%	Floating — 3-Month CDOR	104,118	104,118
6/15/2016 6/15/2046	29,300,000	USD	Fixed — 2.5%	Floating — 3-Month LIBOR	1,085,226	3,502,229
9/16/2015 9/17/2017	80,000,000	USD	Fixed — 1.0%	Floating — 3-Month LIBOR	(29,360)	(93,612)
12/16/2015 12/16/2025	25,640	USD	Fixed — 2.5%	Floating — 3-Month LIBOR	(423)	106
9/16/2015 9/16/2045	15,200,000	USD	Fixed — 3.0%	Floating — 3-Month LIBOR	(1,127,124)	(781,858)
12/16/2015 12/16/2045	6,000,000	USD	Fixed — 2.5%	Floating — 3-Month LIBOR	219,250	(377,151)
3/15/2017 3/15/2027	9,400,000	USD	Fixed — 1.75%	Floating — 3-Month LIBOR	564,852	21,776
3/15/2017 3/15/2047	3,100,000	USD	Fixed — 2.25%	Floating — 3-Month LIBOR	298,222	16,705
6/17/2015 6/17/2045	33,600,462	USD	Floating — 3-Month LIBOR	Fixed — 2.5%	(1,212,436)	(1,241,044)
12/16/2015 12/16/2045	26,881,894	USD	Floating — 3-Month LIBOR	Fixed — 2.569%	(582,429)	(582,429)
Total net unrealized appreciation					5,835

CDOR: Canadian Dollar Offered Rate; 3-Month LIBOR rate at January 31, 2017 is 0.96%.
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2017 is 1.03%.
At January 31, 2017, open total return swap contracts were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Fixed Cash Flows Receive	Pay/Receive Return of the Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
1/12/2041	6,584,409[1]	4.0%	Markit IOS INDEX FN30.400.10	35,890	—	35,890
1/12/2041	6,584,409[2]	4.0%	Markit IOS INDEX FN30.400.10	35,890	—	35,890
Total unrealized appreciation					71,780

Counterparties:
1	Credit Suisse
2	Goldman Sachs & Co.
As of January 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	16,022,558	EUR	14,964,941	2/17/2017	141,426	Barclays Bank PLC
CAD	12,217,913	GBP	7,500,000	4/10/2017	54,519	Toronto-Dominion Bank
GBP	7,500,000	CAD	12,349,875	4/10/2017	46,968	Canadian Imperial Bank of Commerce
Total unrealized appreciation					242,913
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	14,964,941	USD	16,111,704	2/17/2017	(52,280)	Nomura International PLC
CAD	16,240,360	USD	12,091,887	2/17/2017	(390,536)	Merrill Lynch & Co., Inc.
Total unrealized depreciation					(442,816)

Currency Abbreviations
AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	USD	United States Dollar
EUR	Euro

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Mortgage-Backed Securities Pass-Throughs	$—	$914,271,981	$—	$914,271,981
Commercial Mortgage-Backed Security	—	6,966,747	—	6,966,747
Collateralized Mortgage Obligations	—	145,755,760	—	145,755,760
Government & Agency Obligations	—	45,413,939	—	45,413,939
Corporate Bond	—	9,998,710	—	9,998,710
Short-Term Investments (h)	90,698,059	—	—	90,698,059
Derivatives (i)
Futures Contracts	547,024	—	—	547,024
Interest Rate Swap Contracts	—	3,644,934	—	3,644,934
Total Return Swap Contracts	—	71,780	—	71,780
Forward Foreign Currency Exchange Contracts	—	242,913	—	242,913
Total	$91,245,083	$1,126,366,764	$—	$1,217,611,847
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(219,730)	$—	$—	$(219,730)
Interest Rate Swap Contracts	—	(3,639,099)	—	(3,639,099)
Forward Foreign Currency Exchange Contracts	—	(442,816)	—	(442,816)
Total	$(219,730)	$(4,081,915)	$—	$(4,301,645)

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contract and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ (199,903)
Interest Rate Contracts	$ 327,294	$ 5,835	$ —
Total Return Swap Contracts	$ —	$ 71,780	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Government Securities Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017